Expenses by nature - Summary of Expense By Nature (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Expense By Nature [Abstract]
Service costs (note i)	¥ 14,176	¥ 16,540	¥ 18,992
Advertising agency fees	790	609	667
Employee benefits expenses (note ii and note iii)	3,990	4,224	3,915
Promotion and advertising expenses	¥ 603	¥ 852	¥ 2,387